CONSOLIDATED BALANCE SHEETS (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011 Predecessor [Member]
Assets
Cash and cash equivalents	16.6	12.2	25.1
Restricted cash (note 10)	0.7	3.7	0
Accounts receivable (note 11)	114.0	140.8	134.9
Inventories (note 12)	125.0	131.5	146.9
Prepaids and other (note 13)	8.9	13.0	20.0
Assets held for sale (note 9)	34.30	56.20	0
Total Current Assets	299.5	357.4	326.9
Property, plant and equipment (note 14)	611.60	614.10	386.30
Goodwill (note 15)	56.70	56.70	0
Other assets (note 16)	11.00	11.90	24.40
Total Assets	978.8	1,040.1	737.6
Liabilities
Accounts payable and accrued liabilities (note 17)	113.80	97.50	174.50
Current portion of long-term debt (note 18)	6.6	6.7	466.8
Liabilities associated with assets held for sale (note 9)	15.20	14.80	0
Total Current Liabilities	135.6	119.0	641.3
Long-term debt (note 18)	422.00	458.90	375.50
Employee future benefits (note 19)	289.7	300.4	305.7
Other long-term obligations (note 20)	8.9	9.0	19.2
Deferred income taxes (note 21)	0	0	3.6
Deferred credits (note 22)	0	0	9.6
Total Liabilities	856.2	887.3	1,354.9
Equity (Deficiency)
Common stock: no par value; unlimited shares authorized; issued and outstanding: 14,527,571 shares (September 30, 2012 - 14,400,000 shares and December 31, 2011 - 381,900,450 shares)	144.9	144.9	1,035.2
Preferred stock: par value determined at time of issue; authorized 100,000,000 shares; issued and outstanding: nil shares	0	0	0
Additional paid-in capital	0	0	16.6
Deficit	(35.20)	0	(1,556.00)
Accumulated other comprehensive income (loss) (note 23)	6.60	0	(89.40)
Stockholders' Equity Attributable to Parent	116.3	144.9	(593.6)
Non-controlling interest (deficit) (note 8)	6.3	7.9	(23.7)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	122.60	152.80	(617.30)
Total Liabilities and Equity	978.8	1,040.1	737.6